CONSOLIDATED BALANCE SHEETS (Parenthetical) - USD ($) $ in Thousands	Sep. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
Allowance for loan losses	$ 9,833	$ 10,603	$ 10,495
Small Business Lending Fund redeemable preferred stock, stated value	$ 1,000	$ 1,000	$ 1,000
Small Business Lending Fund redeemable preferred stock, shares authorized	15,000	15,000	15,000
Small Business Lending Fund redeemable preferred stock, shares issued		15,000	15,000
Small Business Lending Fund redeemable preferred stock, redemption amount	$ 15,000	$ 15,000	$ 15,000
Preferred Stock, stated value	$ 1,000	$ 1,000	$ 1,000
Preferred Stock, shares authorized	15,000	15,000	15,000
Preferred Stock, shares issued	8,000	8,000	8,000
Common Stock, par value	$ 0.01	$ 0.01	$ 0.01
Common Stock, shares authorized	50,000,000	50,000,000	50,000,000
Common Stock, shares issued	6,143,689	4,908,560	4,818,800
Common Stock, shares outstanding	5,733,919	4,498,790	4,468,820
Treasury Stock, shares	409,770	409,770	349,980